UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value

	COMMON STOCK - 96.5%
	CONSUMER DISCRETIONARY - 14.8%
	Auction House/Art Dealer - 1.1%
44,775	Sotheby's	$1,214,746

	Broadcast Service/Program - 1.9%
108,000	Grupo Televisa SA - ADR	2,052,000

	Casino Hotels - 2.1%
45,130	Las Vegas Sands Corp.*	1,212,192
12,409	Wynn Resorts Ltd.	1,088,021
		2,300,213

	Consumer Products - Misc - 1.1%
39,678	Jarden Corp.	1,148,678

	Cruise Ship - 2.3%
73,680	Carnival Corp.	2,555,222

	Diversified Operations - 1.4%
36,198	Icahn Enterprises LP	1,466,019

	Motion Pictures and Services - 0.5%
18,905	DreamWorks Animation SKG, Inc. - Class A*	589,080

	Multimedia - 0.9%
31,921	Time Warner, Inc.	1,004,235

	Retail - Major Department Store - 3.5%
54,315	Sears Holdings Corp.*	3,856,365

		16,186,558

	CONSUMER STAPLES - 3.1%
	Consumer Products - Miscellaneous - 0.9%
116,428	Prestige Brands Holdings, Inc.*	957,038

	Tobacco - 2.2%
48,322	Philip Morris International, Inc.	2,466,355

		3,423,393

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Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value

	ENERGY – 13.3%
	Oil Comp-Explorarion & Production – 6.0%
10,208	CNOOC Ltd. – ADR	$1,719,231
52,786	Gazprom OAO – ADR	1,140,178
54,966	Penn West Energy Trust	1,065,791
767,598	UTS Energy Corp.*	2,650,623
		6,575,823

	Oil Comp-Integrated – 4.3%
54,012	Cenovus Energy, Inc.	1,523,138
80,260	Imperial Oil Ltd.	3,126,930
		4,650,068
	Oil-Field Services – 1.1%
25,800	Oil States International, Inc.*	1,185,252

	Pipelines – 1.2%
101,270	El Paso Corp.	1,247,646

	Transport-Marine – 0.7%
20,684	Overseas Shipholding Group, Inc.	811,433

		14,470,222

	FINANCIALS – 45.2%
	Central Bank – 5.8%
9,400	Bank of Japan*	6,310,550

	Commercial Banks – Non US – 1.6%
43,885	ICICI Bank Ltd. – ADR	1,707,565

	Commercial Banks – Central US – 0.6%
12,534	BOK Financial Corp.	610,531

	Diversified Operations – 2.9%
65,359	Leucadia National Corp.*	1,443,780
317,000	Wharf Holdings Ltd.	1,734,470
		3,178,250

	Finance-Invest Banker/Broker – 0.9%
27,050	Evercore Partners, Inc. – Class A	635,134
52,669	ICAP PLC	331,408
		966,542

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value

	Finance-Other Services – 10.6%
7,317	CME Group, Inc.	$2,039,980
147,000	Hong Kong Exchanges and Clearing Ltd.	2,416,723
19,726	IntercontinentalExchange, Inc.*	2,083,460
61,284	NYSE Euronext	1,775,397
134,000	Singapore Exchange Ltd.	754,846
48,680	TMX Group, Inc.	1,349,052
58,980	NASDAQ OMX Group, Inc.*	1,148,341
		11,567,799

	Invest Mgmnt/Advisor Services – 3.7%
1,450	BlackRock, Inc.	228,361
53,399	Cohen & Steers, Inc.	1,190,798
45,300	Onex Corp.	1,213,523
2,367,000	Value Partners Group Ltd.	1,413,953
		4,046,635

	Investment Companies – 0.8%
718,565	Urbana Corp. – Class A*	866,709

	Life/Health Insurance – 2.7%
26,581	China Life Insurance Co. Ltd. – ADR	1,785,446
43,487	Power Corp. of Canada	1,129,423
		2,914,869
	Oil-US Royalty Trusts – 0.7%
28,566	Texas Pacific Land Trust	749,572

	Real Estate Mgmnt/Services – 0.6%
38,000	CB Richard Ellis Group, Inc. – Class A*	646,000

	Real Estate Operations/Development – 7.8%
154,086	Brookfield Asset Management, Inc. – Class A	3,866,018
147,218	Forest City Enterprises, Inc. – Class A*	1,869,669
356,000	Henderson Land Development Co. Ltd.	2,215,977
21,939	St Joe Co.*	565,807
		8,517,471

	Reinsurance – 3.6%
39,978	Berkshire Hathaway, Inc. – Class B*	3,123,081
33,557	Greenlight Capital Re Ltd. – Class A*	865,435
		3,988,516

	REITS-Diversified – 1.0%
13,756	Vornado Realty Trust	1,138,722

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value

	REITS-Shopping Centers – 1.9%
795,700	Link REIT	$2,069,281

		49,279,012

	HEALTH CARE – 1.3%
	Medical-Biomedical/Gene – 1.3%
21,250	Genzyme Corp.*	1,478,150

	INDUSTRIALS – 4.8%
	Airport Development/Maintenance – 1.0%
2,014,000	Beijing Capital International Airport Co. Ltd. – Class H	1,063,070

	Commercial Services – 1.0%
49,991	Quanta Services, Inc.*	1,073,807

	Diversified Manufact Ops – 0.7%
166,400	Bombardier, Inc. – Class B	754,267

	Printing-Commercial – 0.8%
83,315	De La Rue PLC	958,928

	Public Thoroughfares – 1.3%
2,352,000	Sichuan Expressway Co. Ltd. – Class H	1,392,881

		5,242,953

	INFORMATION TECHNOLOGY – 3.5%
	Commercial Serv-Finance – 3.5%
66,925	Lender Processing Services, Inc.	2,137,584
8,000	Mastercard, Inc. – Class A	1,680,320
		3,817,904

	MATERIALS – 5.1%
	Gold Mining – 4.3%
115,380	Franco-Nevada Corp.	3,516,225
241,800	US Gold Corp.*	1,196,910
		4,713,135
	Silver Mining – 0.8%
46,200	Silver Wheaton Corp.*	870,870

		5,584,005

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value

	TELECOMMUNICTION SERVICES - 1.0%
	Cellular Telecom - 1.0%
77,898	China Unicom Hong Kong Ltd. - ADR	$1,062,529

	UTILITIES - 4.4%
	Electric-Integrated - 1.2%
59,319	Allegheny Energy, Inc.	1,352,473

	Independent Power Producer - 3.2%
99,342	Dynegy, Inc. - Class A*	352,664
86,310	Mirant Corp.*	946,821
48,907	NRG Energy, Inc.*	1,109,211
264,262	RRI Energy, Inc.*	1,043,835
		3,452,531

		4,805,004

	TOTAL COMMON STOCK	105,349,730
	(Cost $111,398,673)

	CLOSED-END FUND - 1.3%
76,000	RIT Capital Partners PLC	1,401,246
	(Cost $1,286,143)

	EXCHANGE TRADED FUND - 1.1%
	Gaming & Entertainment
46,086	Market Vectors - Gaming	1,171,967
	(Cost $934,275)

Principal
Amount		Value

	SHORT-TERM INVESTMENT - 0.9%
$991,180	UMB Money Market Fiduciary, 0.03% ‡	991,180
	(Cost $991,180)

	Total Investments - 99.8%	108,914,123
	(Cost $114,610,271)
	Other assets less liabilities - 0.2%	179,269
	Total Net Assets - 100.0%	$109,093,392

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
Industry Representation as a % of Total Investments (Unaudited)

Industry	% of Total Investments
Finance-Other Services	10.6%
Real Estate Oper/Development	7.8%
Oil Comp-Explor&Production	6.0%
Central Bank	5.8%
Diversified Operations	4.3%
Gold Mining	4.3%
Oil Comp-Integrated	4.3%
Invest Mgmnt/Advis Services	3.7%
Reinsurance	3.7%
Commercial Serv-Finance	3.5%
Retail-Major Dept Store	3.5%
Independ Power Producer	3.2%
Life/Health Insurance	2.7%
Cruise Lines	2.3%
Tobacco	2.3%
Casino Hotels	2.1%
Broadcast Serv/Program	1.9%
Consumer Products-Misc	1.9%
REITS-Shopping Centers	1.9%
Commer Banks Non-US	1.6%
Medical-Biomedical/Gene	1.4%
Closed-end Funds	1.3%
Public Thoroughfares	1.3%
Electric-Integrated	1.2%
Auction House/Art Dealer	1.1%
Gaming & Entertainment	1.1%
Oil-Field Services	1.1%
Pipelines	1.1%
Airport Develop/Maintenance	1.0%
Cellular Telecom	1.0%
Commercial Services	1.0%
REITS-Diversified	1.0%
Finance-Invest Banker/Broker	0.9%
Multimedia	0.9%
Printing-Commercial	0.9%
Short-Term Investment	0.9%
Investment Companies	0.8%
Silver Mining	0.8%
Diversified Manufact Ops	0.7%
Oil-US Royalty Trusts	0.7%
Transport-Marine	0.7%
Commer Banks-Central US	0.6%
Real Estate Mgmnt/Services	0.6%
Motion Pictures&Services	0.5%
Total	100.0%

See accompanying Notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS – Unaudited
July 31, 2010

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007.
C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At April 30, 2010, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Tax Information:
At July 31, 2010, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$118,901,814

Unrealized appreciation	13,914,577
Unrealized depreciation	(23,900,531)
Net unrealized depreciation on investments and foreign currency translations	$(9,985,954)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Funds’ assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$105,349,730	$ -	$ -	$105,349,730
Closed-End Fund	1,401,246	-	-	1,401,246
Exchange-Trade Fund	1,171,967	-	-	1,171,967
Short-Term Investment	991,180	-	-	991,180
Total Investments, at Value	$108,914,123	$ -	$ -	$108,914,123

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	9/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	9/21/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	9/21/10

* Print the name and title of each signing officer under his or her signature.

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